AHA INVESTMENT FUNDS, INC.
                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603


                                November 5, 2002





BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                           AHA Investment Funds, Inc.
                       1933 Act Registration No. 33-21969
                       1940 Act Registration No. 811-05534

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, AHA Investment Funds, Inc. (the "Fund") certifies that:

     a. the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed electronically with the Commission via EDGAR on November 1, 2002.

                                                    Very truly yours,

                                                    AHA INVESTMENT FUNDS, INC.

                                                    /s/ Douglas D. Peabody
                                                    ---------------------------
                                                    Douglas D. Peabody
                                                    President